Expenses by nature - Share based payment expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Share based payment expenses	£ 7,486	£ 8,816	£ 23,189
2021 Incentive Plan
Share-based payments
Share based payment expenses	7,142	8,084	14,512
Enterprise Management Incentive
Share-based payments
Share based payment expenses	£ 344	£ 732	7,858
Issuance of shares to suppliers and partners
Share-based payments
Share based payment expenses			£ 819